Capitalized Software, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Schedule In Capitalized Computer Software Net
Capitalized software, net consist of the following:

	March 31, 2022	December 31, 2021
Website costs	$3,747	$3,571
Development in Process	2,610	2,294
Less: accumulated amortization	(1,544)	(1,311)

	$4,813	$4,554

Capitalized software, net consist of the following (in thousands):

	2021	2020
Website costs	$3,571	$2,522
Development in process	2,294	703
Less: accumulated amortization	(1,311)	(625)

	$4,554	$2,600